SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Alternative Carriers – 1.6%
Zayo Group Holdings, Inc.(A)	280	$7,955

Interactive Home Entertainment – 2.0%
Electronic Arts, Inc.(A)	51	5,193
Take-Two Interactive Software, Inc.(A)	55	5,143

		10,336

Interactive Media & Services – 9.2%
Alphabet, Inc., Class A(A)	11	13,181
Alphabet, Inc., Class C(A)	15	17,288
Facebook, Inc., Class A(A)	95	15,769

		46,238

Movies & Entertainment – 2.6%
Netflix, Inc.(A)	28	9,912
Walt Disney Co. (The)	31	3,442

		13,354

Total Communication Services - 15.4%		77,883

Consumer Discretionary
Internet & Direct Marketing Retail – 5.1%
Alibaba Group Holding Ltd. ADR(A)	117	21,401
Amazon.com, Inc.(A)	3	4,452

		25,853

Total Consumer Discretionary - 5.1%		25,853

Health Care
Biotechnology – 12.0%
Allogene Therapeutics, Inc.(A)(B)	22	625
BioMarin Pharmaceutical, Inc.(A)	49	4,388
CRISPR Therapeutics AG(A)(B)	61	2,168
Evogene Ltd.(A)	137	244
Ionis Pharmaceuticals, Inc.(A)	210	17,045
Moderna, Inc.(A)(B)	107	2,185
Sage Therapeutics, Inc.(A)(B)	23	3,642
Sarepta Therapeutics, Inc.(A)	51	6,055
Vertex Pharmaceuticals, Inc.(A)	131	24,024

		60,376

Health Care Equipment – 1.5%
Medtronic plc	83	7,514

Health Care Services – 0.3%
Teladoc Health, Inc.(A)	25	1,412

Health Care Technology – 3.0%
Cerner Corp.(A)	266	15,207

Pharmaceuticals – 0.5%
Elanco Animal Health, Inc.(A)	81	2,604

Total Health Care - 17.3%		87,113

Industrials
Trucking – 0.7%
Lyft, Inc., Class A(A)	43	3,376

Total Industrials - 0.7%		3,376

Information Technology
Application Software – 9.8%
ACI Worldwide, Inc.(A)	715	23,505
Aspen Technology, Inc.(A)	248	25,888

		49,393

Data Processing & Outsourced Services – 12.2%
Alliance Data Systems Corp.	44	7,699
Euronet Worldwide, Inc.(A)	204	29,064
WNS (Holdings) Ltd. ADR(A)	472	25,149

		61,912

Electronic Components – 4.4%
Universal Display Corp.	145	22,179

Electronic Equipment & Instruments – 0.3%
Keysight Technologies, Inc.(A)	17	1,448

IT Consulting & Other Services – 0.8%
Teradata Corp.(A)	89	3,887

Semiconductor Equipment – 2.2%
ASML Holding N.V., NY Registry Shares	59	11,076

Semiconductors – 13.7%
Cypress Semiconductor Corp.	1,235	18,426
Microchip Technology, Inc.(B)	83	6,894
Micron Technology, Inc.(A)	524	21,644
QUALCOMM, Inc.	192	10,938
Semtech Corp.(A)	198	10,060
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	31	1,262

		69,224

Systems Software – 9.2%
Microsoft Corp.	396	46,692

Technology Hardware, Storage & Peripherals – 4.5%
Apple, Inc.	120	22,737

Total Information Technology - 57.1%		288,548

Materials
Fertilizers & Agricultural Chemicals – 0.3%
Marrone Bio Innovations, Inc.(A)	1,116	1,708

Total Materials - 0.3%		1,708

Real Estate
Specialized REITs – 1.4%
QTS Realty Trust, Inc., Class A	156	7,005

Total Real Estate - 1.4%		7,005

TOTAL COMMON STOCKS – 97.3%		$491,486

(Cost: $278,040)

WARRANTS
Fertilizers & Agricultural Chemicals – 0.0%
Marrone Bio Innovations, Inc., expires 12-31-20(C)(D)	230	65

Marrone Bio Innovations, Inc., expires 8-20-23(C)(D)	230	—	*

		65

TOTAL WARRANTS – 0.0%		$65

(Cost: $—)

CORPORATE DEBT SECURITIES	Principal
Materials
Fertilizers & Agricultural Chemicals – 0.1%
Marrone Bio Innovations, Inc., 8.000%, 8-20-20(C)	$288	285

Total Materials - 0.1%		285

TOTAL CORPORATE DEBT SECURITIES – 0.1%		$285

(Cost: $288)

SHORT-TERM SECURITIES
Commercial Paper(E) - 1.5%
J.M. Smucker Co. (The), 2.651%, 4-1-19	7,510	7,508

Master Note - 0.9%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(F)	4,716	4,716

Money Market Funds - 0.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (G)(H)	2,567	2,567

United States Government Agency Obligations - 0.8%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate): 2.440%, 4-7-19(F)	3,835	3,835

		3,835

TOTAL SHORT-TERM SECURITIES – 3.7%		$18,626

(Cost: $18,628)
TOTAL INVESTMENT SECURITIES – 101.1%		$510,462

(Cost: $296,956)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.1)%		(5,342)

NET ASSETS – 100.0%		$505,120

Notes to Schedule of Investments

*	Not shown due to rounding.
(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $8,465 are on loan.
(C)	Restricted securities. At March 31, 2019, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Marrone Bio Innovations, Inc., 8.000%, 08-20-20	8-20-15	$288	$288	$285

		Shares
Marrone Bio Innovations, Inc., expires 12-31-20	2-6-18	230	$—	$65
Marrone Bio Innovations, Inc., expires 8-20-23	8-20-15	230	—	—	*

			$288	$350

The total value of these securities represented 0.1% of net assets at March 31, 2019.

(D)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(E)	Rate shown is the yield to maturity at March 31, 2019.
(F)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$491,486	$—	$—
Warrants	—	65	—
Corporate Debt Securities	—	285	—
Short-Term Securities	2,567	16,059	—

Total	$494,053	$16,409	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$296,956

Gross unrealized appreciation	220,976
Gross unrealized depreciation	(7,470)

Net unrealized appreciation	$213,506